Share-based compensation - Additional Information (Detail) - Seaspan [Member] - USD ($)	1 Months Ended					12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Aug. 31, 2017	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan								5,000,000	3,000,000
Remaining shares left for issuance under this plan		2,187,420				1,291,076	2,187,420
Share-based compensation expenses						$ 3,310,000	$ 2,989,000	$ 10,400,000
Total unrecognized compensation costs relating to unvested share-based compensation awards		$ 1,474,000				$ 3,764,000	$ 1,474,000
Expected to be recognized over a weighted average period						22 months	22 months
Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						1 year
Granted, stock units						107,400	664,326	107,270
Vested, stock units						185,742	119,509	56,861
Cancelled, stock units						0	53,608	12,737
Phantom share units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Granted, stock units						0	30,000	90,000
Vested, stock units						0	0	0
Cancelled, stock units						0	76,666	0
Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Granted, stock units						209,732	109,248	88,293
Vested, stock units						124,073	83,220	537,216
Retention requirement description						The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
Renewed date						Jul. 01, 2018
Cancelled, stock units						33,466	12,441	3,280
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, stock units						0	500,000	0
Vested, stock units						0	0	0
Cancelled, stock units						0	0	0
Chief Executive Officer [Member] | Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Granted, stock units		500,000
Vested, stock units						100,000
Cancelled, stock units	100,000
Chief Executive Officer [Member] | Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			5 years
Stock options, vesting description			The stock options vest equally on each of the first five anniversaries of the CEO’s start date in January 2018 and expire on January 8, 2028. As at December 31, 2019, 100,000 of these stock options are vested and exercisable.
Stock options, vesting start date			Jan. 31, 2018
Expiration date			Jan. 08, 2028
Stock options, vested and exercisable						100,000
Class A Common Shares [Member] | Chairman [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses								$ 6,920,000
Common shares granted					1,000,000
Purchase of common shares by chairman				1,000,000
Common shares purchased, price per share				$ 6.00
Class A Common Shares [Member] | Chief Executive Officer [Member] | Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issuable upon exercise of options			500,000
Stock options, exercise price			$ 7.20